Financial assets at fair value through other comprehensive income - Securities (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Gross carrying amount	R$ 41,123	R$ 49,545
Current Fair value	39,877	48,643
Non-current gross carrying amount	70,341	81,948
Non-current fair value	66,426	81,396
Gross carrying amount	111,464	131,493
Fair value	106,303	130,039
Nonstated Maturity [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	1,762	6,960
Current Fair value	566	6,143
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	39,361	42,585
Current Fair value	39,311	42,500
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non-current gross carrying amount	49,121	56,984
Non-current fair value	47,809	56,886
Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Non-current gross carrying amount	11,201	14,518
Non-current fair value	10,803	14,585
Later than ten years [member]
IfrsStatementLineItems [Line Items]
Non-current gross carrying amount	10,019	10,446
Non-current fair value	R$ 7,814	R$ 9,925